Consolidated Statements of Cash Flows (Parentheticals) - USD ($)		12 Months Ended
	Dec. 24, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issuance costs	$ 200,000	$ 200,000